Average Annual Total Returns{- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Technology Fund	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Technology Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Technology Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1525 Past 1 year	F1525 Past 5 years	F1525 Past 10 years
Total	41.89%	18.52%	16.22%	41.05%	16.11%	14.67%	25.39%	14.13%	13.11%	44.90%	18.76%	16.20%	48.44%	19.02%	16.04%	50.97%	20.28%	17.27%	51.15%		14.41%	[1]	31.49%	11.70%	13.56%	48.85%	19.53%	17.26%

[1]	(a) Since inception October 2, 2018.